Schedule I Condensed Financial Information of Parent Company - Statements of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Cost of revenues	$ (1,468,569)	$ (1,164,454)	$ (882,316)
Operating expenses
Selling and marketing	(852,808)	(484,000)	(242,102)
General and administrative	(794,957)	(579,672)	(386,287)
Income from operations	137,443	341,582	208,604
Interest income	72,991	59,614	39,837
Interest expense	(11,820)	(17,628)	(16,640)
Other income / (loss)	(95,297)	131,727	17,406
Impairment loss on long-term investments	(153,970)	(58,091)	(2,213)
Income tax expense	(69,328)	(76,504)	(44,653)
Gain from equity method investments	(7,670)	(16,186)	(7,678)
Net income / (loss)	(127,651)	364,514	194,663
Parent Company
Cost of revenues	(1,034)	(605)	(149)
Operating expenses
Selling and marketing	(19,423)	(10,447)	(4,904)
General and administrative	(94,608)	(62,084)	(36,849)
Income from operations	(115,065)	(73,136)	(41,902)
Interest income	27,813	13,114	5,240
Interest expense	(11,730)	(17,194)	(16,640)
Other income / (loss)	(131,283)	106,179	8,495
Impairment loss on long-term investments	(132,120)	(29,382)
Income tax expense	(2,689)	(2,202)	(2,268)
Gain from equity method investments	995	1,409	1,295
Equity in earnings of its subsidiaries, the VIEs and the VIEs' subsidiaries and schools	253,884	368,448	244,220
Net income / (loss)	$ (110,195)	$ 367,236	$ 198,440